Long-term debt (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Repayment of contributions received	$ 15,164	$ 15,234
Percentage of required to repay of outstanding principal of loan	40.00%
Repayment borrowings term	In June 2019, the Corporation amended its loan agreement with the Province. Previously, the maturity date of the loan was August 9, 2020. The Corporation shall now start repaying the balance of the principal amount on the first day of January 2021, by making 60 monthly principal payments of $83 plus interest from January 2021 to December 2025. The annual interest rate remains at the Province’s cost of funds plus 1%.
Cash flow from operations	$ (27,288)	$ (17,223)
Effective interest rate of the loan	11.00%
Revaluation difference recorded as government assistance	$ (840)
Province loan [Member]
Disclosure of detailed information about borrowings [line items]
Cash flow from operations	$ 1,500